Segment and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2010
Entity Wide Information About Geographic Areas Abstract
Revenues
Business segment data	Year ended December 31
		2010		2009		2008
		$		$		$
Revenues
Revenues from product sales:
South Africa	875		1,374		986
Continental Africa	1,038		1,242		905
Australasia	206		291		214
Americas	571		692		493
	2,690		3,599		2,598
Less: Equity method investments included above	(331)		(358)		(186)
Plus: Loss on realized non-hedge derivatives included above	2,975		543		1,243
Total revenues from product sales	5,334		3,784		3,655

Geographic Areas Expenditure Long Lived Assets [Abstract]
Expenditure for additions to long-lived assets
Expenditure for additions to long-lived assets
South Africa	430	395	347
Continental Africa	232	196	260
Australasia	40	177	439
Americas	309	257	191
Other, including Corporate and Non-gold producing subsidiaries	4	2	2
	1,015	1,027	1,239
Less: Equity method investments included above	(42)	(8)	(7)
Total expenditure for additions to long-lived assets	973	1,019	1,232

Geographic Areas Long Lived Assets [Abstract]
Geographical area Long-lived assets by area
	Long-lived assets by area
	South Africa	2,701	2,393	1,832
	Continental Africa(1)	3,437	3,405	2,954
	Australasia	373	342	294
	Americas	1,808	1,678	1,399
	Other, including Corporate and Non-gold producing subsidiaries	72	86	59
	Total long-lived assets	8,391	7,904	6,538

(1)	Includes an effective 45 percent interest acquired during 2009 in Kibali Goldmines in the Democratic Republic of the Congo.

Reconciliation Of Assets From Segment To Consolidated [Abstract]
Segment assets
	Business segment data	Year ended December 31
			2010		2009		2008
			$		$		$

	Segment assets
	South Africa(1)	3,370		3,354		2,497
	Continental Africa(2)	4,093		4,055		3,582
	Australasia(3)	534		496		1,279
	Americas	2,170		2,012		1,717
	Other, including Corporate, and Non-gold producing subsidiaries	221		745		376
	Total segment assets	10,388		10,662		9,451

(1)	Includes the following which have been classified as assets held for sale:

	ISS International Limited	15		-		-
	Rand Refinery Limited	1		1		1
	Tau Lekoa	-		73		-

(2)	Includes an effective 45 percent interest acquired during 2009 in Kibali Goldmines in the Democratic Republic of the Congo.
(3)	Included assets held for sale of Boddington of $781 million in 2008.

Reconciliation Of Operating Profit Loss From Segments To Consolidated [Abstract]
Reconciliation of segment income to net income/(loss) attributable to Anglogold Ashanti
Reconciliation of segment income to Net income/(loss) - attributable to AngloGold Ashanti
Segment total	1,655	960	30
Exploration costs	(206)	(150)	(126)
General and administrative expenses	(228)	(158)	(136)
Market development costs	(14)	(10)	(13)
Non-hedge derivative loss	(786)	(1,452)	(258)
Other operating items	-	-	(19)
Taxation (expense)/benefit	(255)	33	(22)
Discontinued operations	-	-	23
Noncontrolling interests	(54)	(48)	(42)
Net income/(loss) - attributable to AngloGold Ashanti	112	(825)	(563)

Reconciliation Of Revenue From Segments To Consolidated [Abstract]
Geographical area data Total Revenue
Geographical area data
Total revenues
South Africa	899	1,395	1,041
Continental Africa	1,043	1,243	902
Australasia	208	308	217
Americas	573	691	508
Other, including Corporate and Non-gold producing subsidiaries	37	129	-
	2,760	3,766	2,668
Less: Equity method investments included above	(333)	(355)	(181)
Plus: Loss on realized non-hedge derivatives included above	2,975	543	1,243
Total revenues	5,402	3,954	3,730

Schedule Of Revenues From External Customers And Long Lived Assets By Geographical Areas [Abstract]
Schedule Of Revenues From External Customers And Long Lived Assets By Geographical Areas Table [Text Block]
	Business segment data	Year ended December 31
			2010		2009		2008
			$		$		$

	Entity-wide disclosures

	Revenues(1)
	South Africa	2,207		1,665		1,466
	Ghana	566		513		511
	Brazil	599		437

(1)	Material revenues are attributed to countries based on location of production.

	Long-lived assets(2)
	South Africa	2,458		2,176		1,668
	Ghana	1,924		1,887		1,863
	Tanzania					584
	United States of America	719		671
	Brazil	768		689		598

(2)	Material long-lived assets excluding goodwill and other intangibles, financial instruments and deferred taxation assets.

Segment Reporting Information Depreciation Depletion And Amortization Expense [Abstract]
Depreciation and amortization expense
Depreciation and amortization expense
South Africa	357	281	256
Continental Africa	185	207	251
Australasia	35	38	47
Americas	152	111	107
	729	637	661
Less: Equity method investments included above	(9)	(22)	(46)
Total depreciation and amortization expense	720	615	615

Segment Reporting Information Equity Income Loss In Associates [Abstract]
Segment Reporting Information Equity Income Loss In Associates [Text Block]
Equity income/(loss) in associates
South Africa	(1)	(2)	2
Continental Africa	69	102	(139)
Other, including Corporate and Non-gold producing subsidiaries	(28)	(12)	(12)
Total equity income/(loss) in associates	40	88	(149)

Segment Reporting Information Income Loss Before Income Taxes [Abstract]
Segment income/(loss)
Business segment data	Year ended December 31
	2010	2009	2008
	$	$	$
Segment income/(loss)
South Africa	675	574	480
Continental Africa	493	199	(579)
Australasia	158	(15)	(22)
Americas	508	335	240
Other, including Corporate and Non-gold producing subsidiaries	(179)	(133)	(89)
Total segment income	1,655	960	30

Segment Reporting Information Interest Revenue And Expense [Abstract]
Segment Reporting Information Interest Revenue And Expense [Text Block]
The following are included in segment income/(loss):

Interest revenue
South Africa	27	30	48
Continental Africa	3	3	4
Australasia	2	12	3
Americas	10	8	8
Other, including Corporate and Non-gold producing subsidiaries	1	1	3
Total interest revenue	43	54	66

Interest expense
South Africa	7	4	17
Continental Africa	7	4	1
Australasia	1	2	5
Americas	3	12	10
Other, including Corporate and Non-gold producing subsidiaries	133	101	39
Total interest expense	151	123	72